Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue
24.	Revenue

The table below presents an analysis of revenue generated from voyage and time charter agreements:

For the years ended December 31,	2023	2022	2021
Voyage Charter	373,693,986	204,619,286	88,412,858
Time Charter (see Note 21)	39,402,620	66,353,135	80,585,367
Total	413,096,606	270,972,421	168,998,225

IFRS 15 Revenue from Contracts with Customers

As of December 31, 2023, 2022 and 2021, the Group had, within the scope of IFRS 15, unearned revenue from voyage charter agreements related to undelivered performance obligations of $5,590,403, $9,861,064 and $790,544 which will be/were recognized in the first quarter of 2024, 2023 and 2022, respectively.

Further, as of December 31, 2023 and 2022, capitalized contract fulfilment costs amounted to $1,903,516 and $1,646,450, respectively.

The table below presents an analysis of earned revenue under voyage charters:

For the years ended December 31,	2023	2022	2021
Freight	338,979,059	192,579,493	77,334,155
Demurrages	34,714,927	12,039,793	11,078,703
Total	373,693,986	204,619,286	88,412,858

As at December 31, 2023 and 2022, the Group’s trade receivables amounted to $55,234,678 and $46,393,951, respectively. Charterers, whose outstanding balance, exceed 10% of the total trade receivable amount are presented below:

Customer	2023	2022
Charterer A	17%	59%
Charterer B	13%	10%
Charterer C	10%	10%

As of December 31, 2023 and 2022, trade receivables include the amounts of $5,456,339 and $9,735,393, respectively, generated from voyage charter agreements within the scope of IFRS 15.

Credit concentration

Customers individually accounting for more than 10% of our revenues during the years ended December 31, 2023, 2022 and 2021 were:

Customer	2023	2022	2021
A	—	18%	13%
B	—	14%	11%
C	—	11%	—
Total	—	43%	24%

Revenue by country

The below table presents revenue generated per country, based on the Company’s customers’ headquarters, exceeding 10% of total revenues, for the years ended December 31, 2023, 2022 and 2021:

Country	2023	2022	2021
Singapore	73,621,309	42,408,360	37,250,890
United Kingdom	54,254,181	40,158,705	—
Hong Kong	—	51,127,139	26,879,765
Switzerland	81,031,483	44,257,631	27,755,018
United States	48,788,696	37,069,299	—
Turkey	49,470,684	—	—
Brazil	40,484,566	—	—
Other	65,445,687	55,951,287	77,112,552
Total	413,096,606	270,972,421	168,998,225

All of the revenues above are reported under our single segment, the crude oil tanker segment.